Stockholders' Deficit (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.50	$ 12.50
Number of Options Outstanding	9,800	9,800
Weighted-Average Remaining Contractual Life (years)	3 years 5 months 1 day
Number of Options Exercisable	8,330	3,920
Exercise Price [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.50
Number of Options Outstanding	9,800
Weighted-Average Remaining Contractual Life (years)	3 years 5 months 1 day
Number of Options Exercisable	8,330